RELATED PARTY BALANCE AND TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2019
Related Party Transactions [Abstract]
Schedule of Balance with Related Parties	Balances with related parties:
	June 30,	December 31,
	2019	2018

Accrued expenses	$48	$43

Schedule of Related Party Expenses	Related parties’ expenses:
	Six months ended June 30,
	2019	2018
	Unaudited

Directors and management fees	$94	$92